Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Groups of Financial Instruments

The financial assets liabilities in the balance sheet are classified by groups of financial instruments pursuant to IFRS 9:

	December 31,
	2024	2023
	U.S. Dollars in thousands
Financial assets
Financial assets at fair value through profit or loss:
Foreign exchange forward contracts	-	8
Total Financial assets at fair value through profit or loss	$-	$8

Financial assets at fair value through other comprehensive income:
Cash flow hedges	59	141
Total Financial assets at fair value through other comprehensive income:	$59	$141

Financial assets at amortized cost:
Cash and cash equivalent	78,435	55,641
Total Financial assets at amortized cost	$78,435	$55,641

Total financial assets	$78,494	$55,790

Financial liabilities

Financial liabilities at fair value through profit or loss:
Foreign exchange forward contracts	10	-
Contingent consideration in business combination(1)	23,566	21,855
Total financial liabilities at fair value through profit or loss	$23,576	$21,855

Financial liabilities measured at amortized cost:

Assumed liabilities through business combination(1)	40,079	46,375
Leases	11,062	8,822
Total financial liabilities measured at amortized cost	$54,141	$55,197

Total financial and lease liabilities	$74,717	$77,052

(1)	Refer to note 13(a) for additional information.

Schedule of Financial Liabilities Based on Contractual Undiscounted Payments

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments:

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total

Trade payables	$27,735	$-	$-	$-	$-	$27,735
Assumed liabilities(1)	6,913	4,419	4,393	7,675	16,679	40,079
Other accounts payables	9,671	-	-	-	-	9,671
Lease liabilities (including interest)	3,708	3,014	1,700	2,458	10,265	$21,145

	$48,027	$7,433	$6,093	$10,133	$26,944	$98,630
	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total

Trade payables	$24,804	$-	$-	$-	$-	$24,804
Assumed liabilities(1)	11,996	4,152	4,261	7,836	18,130	46,375
Other accounts payables	8,261	-	-	-	-	8,261
Lease liabilities (including interest)	2,918	3,045	1,689	2,009	6,759	16,420
	$47,979	$7,197	$5,950	$9,845	$24,889	$95,860

(1)	Due the nature of the account which include infinite payments for royalties and milestones to third parties the assumed liabilities reflect the discounted amount. See Note 13(2)
(1)	The contingent consideration fair value as of December 31, 2024, was based on an Option Pricing Method (OPM), “Monte Carlo Simulation” model. In measuring the contingent consideration liability, the Company used an appropriate risk-adjusted discount rate of 11.5% and volatility of 14.19%. totaled $23,566 thousand.

Schedule of Changes in Liabilities Arising from Financing Activities

Changes in liabilities arising from financing activities

	January 1, 2024	Payments	Foreign exchange fluctuation	New loans and leases	Business combination	Revaluation	Write off	December 31, 2024
	U.S. Dollars in thousands
Contingent consideration (1)	21,855	$(3,000)	$-	$-	$-	$4,711	$-	$23,566
Assumed liabilities	46,375	(9,667)	-	-	-	3,370	-	40,079
Leases	8,822	(1,251)	128	3,432	-	-	(69)	11,062
Total	$77,052	$(13,918)	$128	$3,432	$-	$8,081	$(69)	$74,707

(1)	The contingent consideration fair value as of December 31, 2024, was based on an Option Pricing Method (OPM), “Monte Carlo Simulation” model. In measuring the contingent consideration liability, the Company used an appropriate risk-adjusted discount rate of 11.5% and volatility of 14.19%. totaled $23,566 thousand.
	January 1, 2023	Payments	Foreign exchange fluctuation	New loans and leases	Business combination	Revaluation	Write off	December 31, 2023
	U.S. Dollars in thousands
Contingent consideration (1)	23,534	(3,000)	-	-	-	1,321	-	21,855
Assumed liabilities	61,016	(14,300)	-	-	-	(341)	-	46,375
Bank loans	17,407	(17,407)	-	-	-	-	-	-
Leases	3,193	(850)	(96)	6,682	-	-	(107)	8,822
Total	$105,150	$(35,557)	$(96)	$6,682	$-	$980	$(107)	$77,052

(1)	The contingent consideration fair value as of December 31, 2023, was based on an Option Pricing Method (OPM), “Monte Carlo Simulation” model. In measuring the contingent consideration liability, the Company used an appropriate risk-adjusted discount rate of 11.4% and volatility of 15.17%. totaled $21,855 thousand.

Schedule of Fair Value of the Financial Assets and Liabilities

The following table demonstrates the carrying amount and fair value of the financial assets and liabilities presented in the financial statements not at fair value:

	Carrying Amount		Fair Value
	December 31,		December 31,
	2024	2023	2024	2023
	U.S. Dollars in thousands
Assumed liabilities	40,079	46,375	37,676	46,468
Total Financial liabilities	$40,079	$46,375	$37,676	$46,468

Schedule of Financial Assets (Liabilities) Measured at Fair Value

Financial assets (liabilities) measured at fair value:

Financial assets (liabilities) measured at fair value:	Level 1	Level 2	Level 3 (1)
	U.S. Dollars in thousands
December 31, 2024
Derivatives instruments	-	49	-
Contingent consideration (1)	-	-	(23,566)
	$-	$49	$(23,566)

(1)	For changes in Contingent Consideration see Note 15(b)

Financial assets (liabilities) measured at fair value:	Level 1	Level 2	Level 3 (1)
	U.S. Dollars in thousands
December 31, 2023
Derivatives instruments	-	149	-
Contingent consideration (1)	-	-	(21,855)
	$-	$149	$(21,855)

(1)	For changes in Contingent Consideration see Note 15(b)

Schedule of Sensitivity Test to Changes in Foreign Currency	The test of risk factors was determined based on the materiality of the exposure of the operating results or financial condition of each risk with reference to the functional currency and assuming that all the other variables are constant.
	December 31,
	2024	2023
	U.S. Dollars in thousands
Sensitivity test to changes in foreign currency:
Gain (loss) from change:
5% increase in NIS	$(852)	$(454)
5% decrease in NIS	$852	$454
5% increase in Euro	$(56)	$(271)
5% decrease in Euro	$56	$271

Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments	Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9:
	December 31,
	2024	2023
	U.S. Dollars in thousands
In NIS:
Leases measured at amortized cost	$6,025	$6,275

	$6,025	$6,275
In USD:
Contingent consideration at fair value through profit or loss	23,566	21,855
Assumed liabilities measured at amortized cost	40,079	46,375
Leases measured at amortized cost (1)	5,037	2,547
	$68,682	$70,777

(1)	The balance, as of December 31, 2024, and December 31, 2023, includes short-term lease in the amount of $267 thousand and $134 thousand respectively that was classified to other accounts receivables (refer to Note 14 for further)